Equity (Tables)	12 Months Ended
Dec. 31, 2019
Equity
Schedule of components of equity

	December 31,	December 31,
Skr mn	2019	2018
Share capital	3,990	3,990
Legal reserve	—	—
Fund for internally developed software	—	—
Reserves/Fair value reserve
Hedge reserve	—	6
Own credit risk	-98	-117
Defined benefit plans	-45	-42
Retained earnings	15,235	14,402
Total equity	19,082	18,239

Restricted and unrestricted equity

	December 31,	December 31,
Skr mn	2019	2018
Restricted equity	4,235	5,240
Unrestricted equity	14,847	12,999
Total equity	19,082	18,239

Proposal for the distribution of profits

At the disposal of the Annual General Meeting	14,903
The Board of Directors proposes that the Annual General Meeting dispose of these funds as follows:
- dividend to the shareholder of Skr 77.23 per share, amounting to	308
- remaining disposable funds to be carried forward	14,595